Loans to other entities (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)
Loans to other entities (Details) [Line Items]
Total funded		$ 500,000
Advance funds		$ 1,000,000
Percentage of loan interest		8.00%
Loan users reach		$ 2,000,000
Amount of maturity date		$ 1,000,000
Value of loan (in Dollars)	$ 803,072
Accrued interest (in Dollars)	$ 55,354
Maximum [Member]
Loans to other entities (Details) [Line Items]
Percentage of scale of interest		15.00%
Minimum [Member]
Loans to other entities (Details) [Line Items]
Percentage of scale of interest		0.00%